Subsequent Events (Notes)	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent events
Subsequent Event
On April 10, 2013, OSI completed a repricing of its senior secured term loan B facility pursuant to the First Amendment to Credit Agreement, Guaranty and Security Agreement, among OSI, OSI HoldCo, Inc., the subsidiary guarantors named therein, Deutsche Bank Trust Company Americas, as administrative agent and collateral agent, and a syndicate of institutional lenders and financial institutions (the “Credit Agreement” and, as amended, the “Amended Credit Agreement”).
The Amended Credit Agreement replaces OSI’s existing senior secured term loan B facility with a new senior secured term loan B facility (the “New Term Loan B”). The New Term Loan B has the same principal amount outstanding (as of the repricing date) of $975.0 million, maturity date of October 26, 2019, amortization schedule and financial covenants but a lower applicable interest rate than the existing senior secured term loan B facility. Voluntary prepayments made on the principal amount outstanding since the inception of the Credit Agreement will continue to be treated as prepayments for purposes of determining amortization payment and mandatory prepayment requirements under the New Term Loan B.
The Amended Credit Agreement decreased the interest rate applicable to the New Term Loan B to 150 basis points over the Base Rate or 250 basis points over the Eurocurrency Rate and reduced the interest rate floors applicable to the New Term Loan B to 2.00% for the Base Rate and 1.00% for the Eurocurrency Rate.  Prepayments or amendments of the New Term Loan B that constitute a “repricing transaction” (as defined in the Amended Credit Agreement) will be subject to a premium of 1.00% of the New Term Loan B if prepaid or amended on or prior to October 10, 2013. Prepayments and repricings made after October 10, 2013 will not be subject to premium or penalty.
Pursuant to the terms of the Credit Agreement, the Company was required to pay a prepayment penalty of approximately $10.0 million at closing in connection with the repricing transaction. Additional professional fees will also be recorded in the second quarter of 2013 as well as an adjustment of the deferred financing fees and unamortized debt discount based on completion of the Company’s analysis of debt extinguishment or modification treatment for the repricing.